Equity incentive Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						12 Months Ended
	May 30, 2012	Jan. 12, 2011	Jan. 10, 2014	Jan. 10, 2013	Jan. 10, 2012	Feb. 16, 2011 Director	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Incentive Plan [Line Items]
Common stock shares reserved for issuance (in shares)		8,750,000
Common stock shares reserved for issuance - reverse stock split adjusted (in shares)	583,334
Equity incentive plan non-vested shares (in shares)							0	0	2,218
Vesting period		3 years
Initial vesting date		January 10, 2012
Equity Incentive Plan [Member]
Equity Incentive Plan [Line Items]
Equity incentive plan shares vested (in shares)			1,097	1,110	1,114
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Line Items]
Equity incentive plan non-vested shares (in shares)						3,332
Number of executive directors shares granted						2
Equity incentive plan non-vested shares issued to other employees (in shares)						665
Fair value of each equity incentive plan share expensed over three years						$ 13.28
Equity Incentive Plan [Member] | Restricted Stock [Member] | Executive directors [Member]
Equity Incentive Plan [Line Items]
Equity incentive plan non-vested shares (in shares)						2,667
Seanergy Maritime Holdings Corp [Member]
Equity Incentive Plan [Line Items]
Stock based compensation							$ 0	$ 15	$ 15